Investor A, C, Institutional and Class R [Member] Expense Example - Investor A, C, Institutional and Class R [Member] - BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	May 31, 2025 USD ($)
INSTITUTIONAL
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
INVESTOR A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	630
Expense Example, with Redemption, 3 Years	853
Expense Example, with Redemption, 5 Years	1,094
Expense Example, with Redemption, 10 Years	1,784
INVESTOR C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	582
Expense Example, with Redemption, 5 Years	1,001
Expense Example, with Redemption, 10 Years	1,970
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	458
Expense Example, with Redemption, 5 Years	791
Expense Example, with Redemption, 10 Years	$ 1,734